RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Related Parties
RELATED PARTIES

30.	RELATED PARTIES

	Accounts receivable		Trade accounts payable
	12.31.22	12.31.21	12.31.22	12.31.21
Marfrig Global Foods S.A.	11,251	9,252	(26,970)	(36,058)
Marfrig Chile S.A.	2,258	1,434	(42)	(24)
Quickfood S.A.	18,531	8,690	-	-
Marfrig Alimentos S.A.	98	-	-	-
Pampeano Alimentos S.A.	217	-	-	-
Total	32,355	19,376	(27,012)	(36,082)

	Sales		Purchases
	12.31.22	12.31.21	12.31.22	12.31.21
Marfrig Global Foods S.A.	76,553	89,311	(572,357)	(328,956)
Marfrig Chile S.A.	15,273	4,866	(1,187)	(93)
Quickfood S.A.	84,875	38,058	-	-
Marfrig Alimentos S.A.	242	139	-	-
Pampeano Alimentos S/A	237	-	-	-
Total	177,180	132,374	(573,544)	(329,049)

The subsidiaries of the Company enter into loan agreements pursuant its cash management strategy respecting market conditions. As of December 31, 2022, the balance of these transactions was R$$2,156,987 (R$2,327,576 as of December 31, 2021).

The Company made contributions related to the post-employment benefit plans of its employees to BRF Previdência, which holds these plans (note 20). Additionally, the Company leased properties owned by BRF Previdência, and for the year ended December 31, 2022 the total amount of lease payments was R$22,241 (R$20,647 for the year ended December 31, 2021).

The Company maintains other transactions with related parties resulting from guarantees, transferences and donations to related associations and institutes, as well as leasing and other commercial transactions with related people and entities. Such transactions are compliant with the Related Party Transactions Policy and are not relevant, individually or in aggregate.

On December 16, 2022, BRF issued a guarantee to the promissory commercial notes issued by Potengi, public offering with limited distribution efforts with maturity in eighteen (18) months. The total amount of the Offer is R$700,000 (seven hundred million Brazilian reais). BRF issued a joint guarantee limited to the amount corresponding to 24% of the Offer amount.

30.1.    Management remuneration

The total remuneration and benefits expense with board members, statutory directors and the head of internal audit are set forth below:

	12.31.22	12.31.21	12.31.20
Salary and profit sharing	35,547	61,088	67,814
Short-term benefits (1)	1,263	1,149	2,777
Private pension	834	1,189	1,323
Termination benefits	1,237	2,118	8,417
Share-based payment	27,210	29,198	17,397
Total remuneration and benefits paid to professionals	66,091	94,742	97,728
(1)	Comprises: medical assistance, educational expenses and others.

In addition, the executive officers (non-statutory) received among remuneration and benefits the total amount of R$18,072 for the year ended December 31, 2022 (R$29,526 for the year ended December 31, 2021).